UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron R. Stanley
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     Aaron R. Stanley     Austin, Texas     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $98,487 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100      253    86417 SH       SOLE                    86417
ALPHA NATURAL RESOURCES INC    COM              02076X102      629    10589 SH       SOLE                    10589
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      175     7051 SH       SOLE                     7051
ANADARKO PETE CORP             COM              032511107     5167    63071 SH       SOLE                    63071
APACHE CORP                    COM              037411105     2047    15634 SH       SOLE                    15634
ATWOOD OCEANICS INC            COM              050095108     3081    66359 SH       SOLE                    66359
CALLON PETE CO DEL             COM              13123X102     1012   130299 SH       SOLE                   130299
CHART INDS INC                 COM PAR $0.01    16115Q308      776    14100 SH       SOLE                    14100
CHEVRON CORP NEW               COM              166764100     1938    18029 SH       SOLE                    18029
CONOCOPHILLIPS                 COM              20825C104     1275    15968 SH       SOLE                    15968
CVR ENERGY INC                 COM              12662P108     1321    57017 SH       SOLE                    57017
ENDEAVOUR INTL CORP            COM NEW          29259G200     2743   216014 SH       SOLE                   216014
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     5952   174552 SH       SOLE                   174552
EXXON MOBIL CORP               COM              30231G102     2871    34131 SH       SOLE                    34131
FRONTIER OIL CORP              COM              35914P105     2252    76813 SH       SOLE                    76813
GEORESOURCES INC               COM              372476101     1783    57034 SH       SOLE                    57034
GT SOLAR INTL INC              COM              3623E0209      272    25487 SH       SOLE                    25487
HALLIBURTON CO                 COM              406216101     6150   123386 SH       SOLE                   123386
HELMERICH & PAYNE INC          COM              423452101     1820    26500 SH       SOLE                    26500
INTERNATIONAL COAL GRP INC N   COM              45928H106      359    31754 SH       SOLE                    31754
ITRON INC                      COM              465741106      639    11330 SH       SOLE                    11330
KEY ENERGY SVCS INC            COM              492914106     4388   282197 SH       SOLE                   282197
KINDER MORGAN INC DEL          COM              49456B101      340    11464 SH       SOLE                    11464
LINN ENERGY LLC                UNIT LTD LIAB    536020100     4140   106341 SH       SOLE                   106341
MARATHON OIL CORP              COM              565849106     2197    41212 SH       SOLE                    41212
MDU RES GROUP INC              COM              552690109      797    34700 SH       SOLE                    34700
MEMC ELECTR MATLS INC          COM              552715104      466    35979 SH       SOLE                    35979
METHANEX CORP                  COM              59151K108     3910   125205 SH       SOLE                   125205
NATIONAL OILWELL VARCO INC     COM              637071101     3750    47310 SH       SOLE                    47310
NEWFIELD EXPL CO               COM              651290108     4561    60008 SH       SOLE                    60008
NOBLE ENERGY INC               COM              655044105     3277    33903 SH       SOLE                    33903
OIL STS INTL INC               COM              678026105     5316    69818 SH       SOLE                    69818
PEABODY ENERGY CORP            COM              704549104     2878    40000 SH       SOLE                    40000
PLAINS EXPL& PRODTN CO         COM              726505100     4510   124482 SH       SOLE                   124482
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      154     3168 SH  PUT  SOLE                     3168
STATOIL ASA                    SPONSORED ADR    85771P102     2460    88990 SH       SOLE                    88990
SUNPOWER CORP                  COM CL B         867652307     1622    97419 SH       SOLE                    97419
SUPERIOR ENERGY SVCS INC       COM              868157108     2957    72122 SH       SOLE                    72122
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     2200   709553 SH       SOLE                   709553
VAALCO ENERGY INC              COM NEW          91851C201     2173   280013 SH       SOLE                   280013
VENOCO INC                     COM              92275P307     3252   190274 SH       SOLE                   190274
WILLIAMS COS INC DEL           COM              969457100      624    20000 SH       SOLE                    20000